Tax (Details) - Schedule of components of income (loss) before income taxes - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Tax (Details) - Schedule of components of income (loss) before income taxes [Line Items]
Total	$ 1,266	$ (1,651)	$ (7,047)	$ (5,417)	$ (7,234)	$ (18,977)
Denmark [Member]
Tax (Details) - Schedule of components of income (loss) before income taxes [Line Items]
Total					(7,003)	(18,102)
Sweden [Member]
Tax (Details) - Schedule of components of income (loss) before income taxes [Line Items]
Total					(4)	136
United States [Member]
Tax (Details) - Schedule of components of income (loss) before income taxes [Line Items]
Total					$ (227)	$ (1,011)